Related Party Transactions (Details Narrative) (10Q) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	May 02, 2016	Jun. 19, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Officer compensation			$ 397,795	$ 718,532	$ 1,207,124	$ 1,551,382	$ 2,126,243	$ 1,889,136
Consulting fees			414,443	282,189	867,723	905,002	1,013,690	871,228
Three Related Parties [Member]
Consulting fees			86,585	0	193,024	0
Common Stock [Member] | Three Related Parties [Member]
Consulting fees					122,000
Matthew Banks [Member]
Director fees			9,000	7,500	26,500	20,000
R & H Nominees Pty Ltd [Member]
Director fees			9,000	7,500	26,500	20,000
Clem Tacca [Member]
Consulting fees			40,000	66,852	40,000	257,266	318,857	321,951
Frank Wilkie [Member]
Consulting fees			33,200	124,454	120,404	373,954	419,204	150,473
Payment of consulting fees						25,000
Frank Wilkie [Member] | Common Stock [Member]
Consulting fees offset as consideration for stock subscriptions					124,454
Frank Wilkie [Member] | Series G Preferred Stock [Member]
Consulting fees offset as consideration for stock subscriptions		$ 224,500
Ascendant SC Pty Ltd [Member]
Consulting fees			14,000	0	82,886	44,750	66,098	22,000
Director fees							10,000
Ascendant SC Pty Ltd [Member] | Common Stock [Member]
Consulting fees offset as consideration for stock subscriptions	$ 35,000
Ascendant SC Pty Ltd [Member] | Series G Preferred Stock [Member]
Director fees		25,000
Consulting fees offset as consideration for stock subscriptions		$ 25,000
Judith Willoughby [Member]
Consulting fees			37,500	50,000	50,700	50,000	75,000	0
Chief Executive Officer [Member]
Officer compensation			250,000	475,000	750,000	975,000	1,300,000	1,300,000
Compensation expense offset against common stock subscription				220,079		220,079
Preferred dividends cash						29,917
Chief Operating Officer [Member]
Officer compensation			$ 57,500	79,231	$ 172,500	188,846	250,000	220,000
Director [Member] | Gilmour & Company Pty Ltd [Member]
Consulting fees				$ 7,500		$ 20,000	27,500	29,538
Director [Member] | Matthew Banks [Member]
Consulting fees							20,000
Director fees							$ 27,500	$ 0